Related parties - Key management personnel remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-term benefits
Wages	$ 8	$ 8	$ 10
Direct and indirect benefits	11	11	10
Profit sharing program ("PLR")	1	10	8
Total short- term benefits	20	29	28
Long-term benefits
Shares based		3	5
Severance	4	20	19
Total short and long-term benefits	$ 24	$ 52	$ 52